STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7%
Alabama - 2.5%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,850,000		2,229,694
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.60	10/1/2042	5,000,000	[a]	4,762,700
				6,992,394
Arizona - 6.3%
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada-Fire Mesa & Red Rock Campus Project) Ser. A	5.00	7/15/2049	1,675,000	[b]	1,797,208
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools Project) Ser. A	5.00	2/15/2048	1,600,000		1,767,456
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School)	6.00	7/1/2038	2,250,000	[b]	2,571,165
Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,142,390
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects)	5.00	7/1/2045	1,500,000	[b]	1,578,495
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[b]	1,051,780
Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing LLC-University Project) Ser. A	5.00	7/1/2042	1,500,000		1,708,275
Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	2,565,000	[b]	2,623,508

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Arizona - 6.3% (continued)
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Inc Project) Ser. A	6.13	10/1/2052	1,400,000	[b]	1,564,654
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Inc Project) Ser. A	6.13	10/1/2047	1,550,000	[b]	1,738,031
				17,542,962
California - 2.9%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,104,740
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000		2,317,000
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center) Ser. A	5.50	12/1/2058	1,000,000	[b]	1,157,790
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	1,075,000		1,134,372
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,669,200
Tobacco Securitization Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2045	6,370,000	[c]	750,450
				8,133,552
Colorado - 6.1%
Belleview Station Metropolitan District Number 2, GO, Refunding	5.00	12/1/2036	1,000,000		1,038,870
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,675,000		1,801,680
Colorado Health Facilities Authority, Revenue Bonds	5.00	12/1/2048	1,500,000		1,702,125
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes)	5.00	12/31/2051	1,500,000		1,640,025
Denver, Revenue Bonds, Refunding (United Airlines, Inc. Project)	5.00	10/1/2032	4,795,000		5,213,795

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Colorado - 6.1% (continued)
Denver International Business Center Metropolitan District No 1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,009,980
Dominion Water and Sanitation District, Revenue Bonds	6.00	12/1/2046	2,010,000		2,162,157
Sterling Ranch Community Authority, Revenue Bonds, Ser. A	5.00	12/1/2047	2,250,000		2,288,857
				16,857,489
Connecticut - 1.2%
Connecticut Development Authority, Revenue Bonds (Aquarion Water Company of Connecticut Project)	5.50	4/1/2021	1,500,000		1,588,095
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,670,910
				3,259,005
District of Columbia - .8%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project), Ser. A	5.00	7/1/2052	2,000,000		2,111,360
Florida - 3.4%
Cape Coral Health Facilities Authority, Revenue Bonds, Refunding (Gulf Care, Inc. Project)	5.88	7/1/2040	1,000,000	[b]	1,086,720
Charlotte County Industrial Development Authority, Revenue Bonds (Town & Country Utilities Project)	5.00	10/1/2049	500,000		523,025
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2043	1,000,000		1,103,820
Florida Development Finance Corporation, Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,255,625
Florida Development Finance Corporation, Revenue Bonds (Waste Pro USA, Inc. Project)	5.00	5/1/2029	1,000,000	[b]	1,092,210
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University Project) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,625,310
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (St. Leo University, Inc. Project) Ser. A1	5.00	3/1/2030	1,715,000		2,037,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Florida - 3.4% (continued)
Village Community Development District Number 10, Special Assessment Bonds	6.00	5/1/2044	600,000		681,306
				9,405,899
Georgia - 3.4%
Atlanta, Revenue Bonds (Proctor Creek Watershed Project) Ser. D	3.50	11/1/2028	1,000,000	[b]	1,025,790
Atlanta Development Authority, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A1	7.00	1/1/2040	2,250,000		2,411,482
Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp-Vogtle) Ser. D	4.13	11/1/2045	2,500,000		2,634,175
Gainesville & Hall County Development Authority Educational Facilities, Revenue Bonds, Refunding (Riverside Military Academy Project)	5.00	3/1/2047	1,000,000		1,090,980
Marietta Development Authority, Revenue Bonds, Refunding (University Facilities-Life University) Ser. A	5.00	11/1/2047	2,000,000	[b]	2,195,440
				9,357,867
Idaho - .4%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Project) Ser. A	5.00	3/1/2037	1,000,000		1,168,990
Illinois - 10.4%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	1,000,000		1,161,870
Chicago, GO, Refunding, Ser. C	5.00	1/1/2024	1,250,000		1,362,188
Chicago, GO, Ser. A	5.50	1/1/2049	2,000,000		2,272,420
Chicago, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. 2	5.00	11/1/2031	2,000,000		2,365,700
Chicago, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000		1,096,160
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000		1,118,430
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000		1,091,540
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,202,540

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Illinois - 10.4% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,000,000	1,128,440
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,000,000	3,510,900
Illinois, GO, Refunding, Ser. A	5.00	10/1/2028	1,000,000	1,163,030
Illinois, GO, Ser. C	5.00	11/1/2029	1,300,000	1,487,369
Illinois, GO, Ser. D	5.00	11/1/2028	3,500,000	4,027,870
Illinois Finance Authority, Revenue Bonds, Refunding (Rehabilitation Institute of Chicago) Ser. A	6.00	7/1/2043	1,000,000	1,128,090
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,219,233
University of Illinois Board of Trustees, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	1,500,000	1,660,170
University of Illinois Board of Trustees, Revenue Bonds, Ser. A	5.50	4/1/2031	1,000,000	1,061,690
				29,057,640
Indiana - 2.0%
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Corporation Project) Ser. A	5.00	6/1/2039	1,750,000	1,797,880
Indiana Finance Authority, Revenue Bonds (Parkview Health System Group) Ser. A	5.00	11/1/2043	1,000,000	1,173,190
Indiana Finance Authority, Revenue Bonds (RES Polyflow Indiana Project LLC) (Green Bonds)	7.00	3/1/2039	2,000,000	[b] 2,061,840
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	500,000	586,830
				5,619,740
Iowa - 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Company Project)	5.25	12/1/2025	2,500,000	2,719,375
Kansas - .8%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. A	5.25	11/15/2053	1,000,000	1,046,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Kansas - .8% (continued)
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,000,000	1,035,630
				2,082,610
Kentucky - 3.3%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,500,000	2,709,075
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	5,000,000	5,491,650
Paducah Electric Plant Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2035	750,000	862,418
				9,063,143
Louisiana - .6%
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. B	5.00	1/1/2048	1,500,000	1,703,475
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	1,500,000	1,661,040
Maryland - .7%
Maryland Economic Development Corporation, Revenue Bonds, Refunding (Townson University Project)	5.00	7/1/2037	1,000,000	1,050,920
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Broadmead Inc.) Ser. B	2.88	7/1/2023	1,000,000	1,030,510
				2,081,430
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)	5.00	11/15/2028	1,500,000	[b] 1,689,045
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[b] 1,628,790
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	1,000,000	1,188,760
				4,506,595

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Michigan - 3.9%
Detroit, GO	5.00	4/1/2020	1,000,000	1,018,850
Detroit, Revenue Bonds, Ser. A	5.00	7/1/2031	1,000,000	1,056,010
Michigan Finance Authority, Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	1,000,000	1,145,180
Michigan Finance Authority, Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000	564,315
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2045	2,380,000	2,738,975
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	900,000	896,121
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Ser. C	0.00	6/1/2058	114,680,000	[c] 3,325,720
				10,745,171
Missouri - 2.7%
Missouri Health and Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,103,230
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	5.00	2/1/2046	1,000,000	1,090,430
Missouri Health and Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Projects) Ser. B	2.88	2/1/2022	1,360,000	1,368,432
Saint Louis County Industrial Development Authority, Tax Allocation Bonds (Saint Louis Innovation District Project)	4.38	5/15/2036	1,200,000	1,212,468
Saint Louis Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000	2,616,400
				7,390,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Nevada - 1.0%
Director of Nevada Department of Business and Industrial Development, Revenue Bonds (Somerset Academy) Ser. A	5.00	12/15/2048	1,500,000	[b]	1,578,390
Reno, Sales Tax Revenue Bonds, Refunding (Retrac-Reno Transportation Rail Access Corridor Project) Ser. D	0.00	7/1/2058	13,000,000	[b,c]	1,106,690
				2,685,080
New Jersey - 5.4%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines, Inc. Project)	5.13	9/15/2023	1,000,000		1,080,230
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2040	1,250,000		1,387,813
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,150,020
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000		1,145,520
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	4,730,000		5,296,512
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	475,000		535,662
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.00	6/15/2046	1,500,000		1,705,575
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. S	5.25	6/15/2043	1,000,000		1,162,660
South Jersey Port Subordinated Marine Terminal, Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,687,395
				15,151,387
New Mexico - .8%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. F	6.25	6/1/2040	2,200,000		2,290,904
New York - 5.3%
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	14,325,000	[c]	2,070,249

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
New York - 5.3% (continued)
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[b] 2,733,725
New York Transportation Development Corporation, Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2034	1,000,000	1,177,010
New York Transportation Development Corporation, Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000	2,196,640
New York Transportation Development Corporation, Revenue Bonds, Refunding (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/2021	4,000,000	4,237,240
TSASC Inc., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	2,335,000	2,278,680
				14,693,544
Ohio - 1.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A-2	6.50	6/1/2047	1,000,000	999,990
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services)	5.25	11/1/2047	1,200,000	1,299,036
Cuyahoga County Hospital, Revenue Bonds, Refunding (The Metrohealth System)	5.00	2/15/2057	1,000,000	1,097,810
				3,396,836
Oklahoma - 1.0%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000	1,741,140
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Inc. Project)	5.25	11/15/2037	1,000,000	1,140,520
				2,881,660
Oregon - 1.3%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000	1,649,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Oregon - 1.3% (continued)
Oregon Health & Science University, Revenue Bonds (LOC; U.S. Bank NA) Ser. B3	2.15	7/1/2042	1,000,000	[d]	1,000,000
Warm Springs Reservation Confederated Tribes, Revenue Bonds (Pelton Round Butte Project) Ser. B	6.38	11/1/2033	1,000,000		1,013,790
				3,662,935
Pennsylvania - 6.3%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,250,000	[b]	1,382,325
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,643,370
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	5.00	11/1/2047	2,500,000		2,862,550
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	1,050,000	[b]	1,103,897
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,139,190
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		1,081,200
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/2036	2,500,000		2,885,950
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project), Ser. B	6.25	1/1/2032	1,000,000		1,020,460
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	1,000,000		1,132,780
Pennsylvania Housing Finance Agency, Revenue Bonds (Single-Family Housing) Ser. 114A	3.35	10/1/2026	1,500,000		1,530,450
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,000,000		1,160,020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Pennsylvania - 6.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue Bonds (Geisinger Health System)) Non-recourse	14.77	6/1/2041	500,000	[b,e]	618,070
				17,560,262
South Carolina - .6%
South Carolina Public Service Authority, Revenue Bonds Obligations (Santee Cooper) Ser. E	5.25	12/1/2055	1,400,000		1,605,492
Tennessee - .6%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2046	1,500,000		1,710,240
Texas - 8.1%
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,219,372
Austin Convention Enterprises, Revenue Bonds, Refunding (1st Tier-Convention Center Hotel) Ser. B	5.00	1/1/2032	1,000,000		1,138,230
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,000,000		1,122,400
Clifton Higher Education Finance Corporation, Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	1,500,000		1,606,170
Clifton Higher Education Finance Corporation, Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,950,000		4,303,248
Houston, Revenue Bonds, Refunding (Continental Airlines, Inc. Terminal Improvement Projects) Ser. A	6.50	7/15/2030	1,500,000		1,625,445
Mission Economic Development Corporation, Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	2,141,520
New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (National Campus and Community Development Corporation - College Station Properties LLC) Ser. A	5.00	7/1/2035	1,750,000		1,627,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Texas - 8.1% (continued)
New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds, Refunding (Presbyterian Village North Obligated Group)	5.25	10/1/2049	3,000,000		3,254,670
New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds, Refunding (Westminster Project)	5.00	11/1/2040	1,000,000		1,100,250
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/2035	1,000,000	[f]	700,000
Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/2055	1,000,000		1,100,010
Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/2050	1,000,000		1,103,120
Texas Public Finance Authority Charter School Finance Corporation, Revenue Bonds (Burnham Wood Charter School Project) Ser. A	6.25	9/1/2036	565,000		565,655
				22,607,135
U.S. Related - 3.9%
Puerto Rico Commonwealth, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,000,000		1,042,900
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. CC	5.25	7/1/2034	1,000,000		1,099,650
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A	0.00	8/1/2046	944,238	[c]	777,816
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A	0.00	8/1/2046	2,867,438	[c]	2,416,676
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Ser. A-1	4.50	7/1/2034	5,500,000		5,651,250
				10,988,292

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Utah - .8%
Utah Infrastructure Agency, Revenue Bonds, Refunding (Special Limited Obligations) Ser. A	5.00	10/15/2040	2,000,000		2,141,100
Virginia - 2.5%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	155,000		159,108
Fairfax County Economic Development Authority, Revenue Bonds, Refunding (Goodwin House, Inc.) Ser. A	5.00	10/1/2042	1,750,000		1,933,032
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Inc Obligated Group) Ser. A	5.00	1/1/2049	1,000,000		1,066,720
Virginia College Building Authority, Revenue Bonds (Marymount University Project) (Green Bonds)	5.00	7/1/2045	500,000	[b]	528,370
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	1,056,740
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Holding Project)	5.00	7/1/2038	750,000	[b]	783,083
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,561,112
				7,088,165
Washington - 2.3%
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	3,000,000		3,447,750
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Projects) Ser. A	5.00	1/1/2046	2,800,000	[b]	3,031,868
				6,479,618
Wisconsin - 1.0%
Public Finance Authority, Revenue Bonds (Southminster, Inc.)	5.00	10/1/2043	2,000,000	[b]	2,194,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.7% (continued)
Wisconsin - 1.0% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Project)	5.25	5/15/2037	625,000	[b] 680,369
				2,874,469
Total Long-Term Municipal Investments (cost $255,867,799)			269,277,816

Short-Term Municipal Investments - .7%
Ohio - .7%
Ohio Higher Educational Facility Commission, Revenue Bonds (Cleveland Clinic Health System Obligated Group) (Liquidity Facility; U.S. Bank NA) (cost $2,000,000)	2.15	6/3/2019	2,000,000	[d] 2,000,000
Total Investments (cost $257,867,799)			97.4%	271,277,816
Cash and Receivables (Net)			2.6%	7,247,671
Net Assets			100.0%	278,525,487

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $51,139,218 or 18.36% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings.

f Non-income producing—security in default.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	271,277,816	—	271,277,816

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2019, accumulated net unrealized appreciation on investments was $13,410,017, consisting of $14,690,993 gross unrealized appreciation and $1,280,976 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.